Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 7 – Related Party Transactions

A shareholder, Corlyst, LLC, reimburses the Company for shared costs related to payroll, health care insurance and rent based on actual costs incurred and recognized as a reduction of the general and administrative operating expenses being reimbursed in the Company’s condensed consolidated statement of operations. The reimbursed amounts totaled $0 and $19,660 for the three months ended June 30, 2018 and 2017, respectively, and $27,480 and $49,089 for the six months ended June 30, 2018 and 2017, respectively. Amounts due from Corlyst at June 30, 2018 and December 31, 2017 were $53,501 and $62,709, respectively.

During 2017 and 2018, Corlyst paid certain operating expenses on behalf of the Company and the Company reimbursed Corlyst based on actual costs incurred at later dates. The accounts payable amounts due to Corlyst at June 30, 2018 and December 31, 2017 were $900 and $0, respectively. In 2018, Promet paid CA state and FUTA payroll taxes on behalf of Processa. As a result, the accounts payable amount due to Promet at June 30, 2018 and December 31, 2017 were $116 and $336, respectively. In addition, there was $100 due to an officer included in due to related parties as of June 30, 2018 and December 31, 2017.

Corlyst also purchased 132,159 shares of common stock in a private placement transaction.

A Director of the Company is the manager of the JMW Fund, LLC, San Gabriel Fund, LLC, and Richland Fund, LLC, collectively known as the “Funds”. The Funds received 515,583 shares of our common stock and warrants to purchase 515,583 shares of our common stock upon the conversion of $1 million of Senior Convertible Notes held by the Funds purchased on October 4, 2017. At June 30, 2018, the Funds owned a total of 2,065,789 shares of common stock and warrants to purchase 515,583 shares of common stock.

Entities affiliated with our Chairman of the Board of Directors and Chief Executive Officer (CEO) received 103,117 shares of our common stock and warrants to purchase 103,117 shares of our common stock upon the conversion of $200,000 in Senior Convertible Notes purchased on October 4, 2017. Our CEO and entities affiliated with our CEO also purchased a total of 132,160 shares of common stock and warrants to purchase 132,160 shares of common stock in private placement transactions.

NOTE 4 – RELATED PARTY TRANSACTIONS

A shareholder, Corlyst, LLC, pays the Company for administrative services performed by the Company. These administrative fees are included as a reduction of the related general and administrative expenses in the Company’s statement of operations. These fees were charged beginning in October 2016 and totaled $111,799 and $32,327 for the years ended December 31, 2017 and 2016, respectively. The receivable balances due from Corlyst at December 31, 2017 and 2016 were $62,709 and $0, respectively.

During 2016 and 2017, Corlyst paid certain operating expenses on behalf of the Company and the Company reimbursed Corlyst based on actual costs incurred at later dates. The accounts payable amounts due to Corlyst at December 31, 2017 and 2016 were $336 and $95, respectively. In addition, there was $100 due to an officer included in due to related parties as of December 31, 2017.

A director of the Company is the manager of the JMW Fund, LLC, the San Gabriel Fund, LLC, and the Richland Fund, LLC, collectively known as the “Funds”. These Funds own 14,180,543 shares of common stock in the aggregate at December 31, 2017 or 2,025,792 shares of common stock restated for the reverse stock split. In addition, the Funds own $1 million in Senior Convertible Notes at December 31, 2017.

Entities affiliated with the Chairman of the Board of Directors, Chief Executive Officer and Interim Chief Financial Officer of the Company own $250,000 in Senior Convertible Notes at December 31, 2017.

Heatwurx had secured notes payable with the Funds in the aggregate amount of $1,289,361; on September 29, 2017, prior to the asset purchase closing, Heatwurx converted the principal and accrued interest of $412,716 into 8,510,386 shares of common stock or 1,215,813 shares of common stock restated for the reverse stock split. The Funds also had an aggregate principal balance of $138,000 and accrued interest of $50,887 on the Heatwurx revolving line of credit converted into 944,436 shares of common stock on September 29, 2017 or 134,924 shares of common stock restated for the reverse stock split.